Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 462,124	$ 461,799
Accumulated Amortization	(380,601)	(374,471)
Net Book Value	81,523	87,328
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	299,242	299,100
Accumulated Amortization	(256,077)	(252,136)
Net Book Value	43,165	46,964
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,552	15,142
Accumulated Amortization	(7,421)	(7,067)
Net Book Value	8,131	8,075
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,994	25,991
Accumulated Amortization	(20,256)	(19,966)
Net Book Value	5,738	6,025
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	102,847	102,936
Accumulated Amortization	(78,358)	(76,813)
Net Book Value	24,489	26,123
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,489	18,630
Accumulated Amortization	(18,489)	(18,489)
Net Book Value		$ 141